Other Financial Assets - Additional Information (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of financial assets [line items]
Restricted term deposit	$ 119,000	$ 554,640
Effective interest rate on deposits	1.95%	0.71%
Maturity Date of June 3, 2023
Disclosure of financial assets [line items]
Restricted term deposit	$ 119,000
Restricted term deposit maturity date	Jun. 03, 2023
Maturity Date of September 11, 2021
Disclosure of financial assets [line items]
Restricted term deposit		$ 383,883
Restricted term deposit maturity date		Sep. 11, 2021
Maturity Date of September 23, 2021
Disclosure of financial assets [line items]
Restricted term deposit		$ 51,757
Restricted term deposit maturity date		Sep. 23, 2021
Maturity Date of June 3, 2022
Disclosure of financial assets [line items]
Restricted term deposit		$ 119,000
Restricted term deposit maturity date		Jun. 03, 2022